Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Stock Based Compensation
Schedule of assumptions used to determine fair value of units granted

(Percents)	2017	2016	2015
Expected dividend yield	2.50%	2.00%	2.50%
Risk‑free interest rate	1.38	0.92	0.79
Volatility	22.91	21.68	20.37